ACCOUNTS RECEIVABLE AND OTHER - Narrative (Details) m³ in Millions, a in Millions, $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Dec. 31, 2019 USD ($) a m³	Dec. 31, 2018 USD ($)
Disclosure of acquired receivables [line items]
Contract assets			$ 682	$ 641
Disposals, Sustainable Resources	$ 270	$ 0
Area of consumable freehold timberlands (in acres) | a			1.7
Volume of mature timber available for harvest (in cubic meters) | m³			40.3
Additions	$ 77	$ 21
Sustainable Resources [Member] | At fair value
Disclosure of acquired receivables [line items]
Terminal Capitalization Rate			6.10%	5.70%
Termination valuation date			21 years	30 years